SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Cash Equivalents, at Carrying Value	$ 0
Income Tax Examination, Penalties and Interest Accrued	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,789,722	15,789,722
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 250,000	$ 250,000
Unrecognized Tax Benefits		$ 0